TOML Acquisition (Details) - Schedule of net assets acquired as part of the TOML acquisition (Parentheticals) - DeepGreen Metals Inc. [Member] - TOML aquisition [Member]	Mar. 31, 2020 $ / shares shares
Business Acquisition [Line Items]
Common shares issued | shares	7,777,777
Common shares issued price | $ / shares	$ 3.60